Capital and reserves	12 Months Ended
Dec. 31, 2020
Capital and reserves [Abstract]
Capital and reserves

12. Capital and reserves

Share capital

The issued share capital of the Company at December 31 consisted of:

	December 31, 2020		December 31, 2019
	Number	CHF	Number	CHF
Common shares with a par value of CHF 0.01 each	11,417,159	114,172	—	—
Common shares with a nominal value of CHF 0.40	—	—	4,125,949	1,650,380
Total	11,417,159	114,172	4,125,949	1,650,380

	Common Shares (Number)
	2020	2019
As of January 1	4,125,949	1,775,839
Public offering	—	2,161,280
Exercise of warrants	1,263,845	—
LPC equity line	1,610,120	89,880
ATM program	1,628,827	98,950
Share-based payments (bonus)	51,418	—
Conversion convertible loan	737,000	—
Registered direct offering	2,000,000	—
Total, as of December 31	11,417,159	4,125,949

On December 3, 2020, the Company entered into securities purchase agreements with several institutional investors for the purchase and sale of 2,000,000 common shares at an offering price of $4.00 per share, pursuant to a registered direct offering. The net proceeds of the offering were approximately $7.3 million.

On December 1, 2020, a tranche of the convertible loan provided by FiveT (please refer to note 25) in the amount of CHF 895,455 was converted into 737,000 common shares at a conversion price of $1.35.

On April 23, 2020, the Company entered into a purchase agreement and a Registration Rights Agreement with Lincoln Park Capital Fund, LLC (the “2020 Commitment Purchase Agreement”). Pursuant to the purchase agreement, LPC agreed to subscribe for up to USD 10,000,000 of our common shares over the 30-month term of the purchase agreement. In 2020, we issued 1,200,000 of our common shares to LPC for an aggregate amount of USD 1.1 million. The 2020 Commitment Purchase Agreement replaced the 2018 Commitment Purchase Agreement. Under the 2018 Commitment Purchase Agreement agreed to purchase common shares for up to $10,000,000 over the 30-month term of the Purchase Agreement. Prior to its termination we had issued 587,500 common shares for aggregate proceeds of $1.8 million to LPC under the LPC Purchase Agreement. The Purchase Agreement replaced the Purchase Agreement that we entered into with LPC on October 10, 2017 (the “2017 Commitment Purchase Agreement”), which was terminated as a result of the Merger. Under the 2017 Commitment Purchase Agreement, LPC agreed to subscribe for up to $13,500,000 of our common shares, and prior to its termination, we had issued an aggregate of 2,600,000 (pre-merger) common shares for aggregate proceeds of $1.8 million to LPC under the 2017 Commitment Purchase Agreement.

On May 15, 2019, the Company completed a public offering of (i) 440,000 common shares with a par value of CHF 0.40 each, together with warrants to purchase 440,000 common shares, and (ii) 1,721,280 pre-funded warrants, with each pre-funded warrant exercisable for one common share, together with warrants to purchase 1,721,280 common shares, including 110,000 common shares and warrants to purchase 110,000 common shares sold pursuant to a partial exercise by the underwriters of the underwriters’ over-allotment option (the “May 2019 Registered Offering”). The exercise price for the pre-funded warrants was CHF 0.01 per common share and for the warrants CHF 4.34. The net proceeds to us from the May 2019 Registered Offering were approximately $7.7 million, after deducting underwriting discounts and other offering expenses payable by us. All pre-funded warrants were exercised in 2019. In December 2020, 1,263,845 warrants were exercised, leaving 897,435 warrants outstanding as of December 31, 2020. These remaining warrants were exercised in March 2021.

On November 30, 2018, we entered into the A.G.P. Sales Agreement with A.G.P. Pursuant to the terms of the A.G.P. Sales Agreement, as amended on April 5, 2019, we may offer and sell our common shares, from time to time through A.G.P. by any method deemed to be an “at-the-market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act. Pursuant to the A.G.P. Sales Agreement, we may sell common shares up to a maximum aggregate offering price of $25.0 million. In 2020, we sold 1,628,827 shares under the ATM. As of the date of this Annual Report, we have sold 1,758,618 of our common shares for an aggregate offering price of $3.2 million pursuant to the A.G.P. Sales Agreement. In 2019, we sold 98,954 shares for an aggregate offering price of $978,415. The related transaction costs of CHF 71,161 were charged to equity.

On November 27, 2018 and December 11, 2018, the Company entered into purchase agreements with FiveT Capital AG, providing for the issuance and sale by us of an aggregate of 165,750 of its common shares for an aggregate purchase price of CHF 1.6 million in two separate registered direct offerings.

On July 17, 2018 the Company completed a public offering of 897,435 common shares with a nominal value of CHF 0.40, Series A warrants each entitling its holder to purchase 0.35 of a common share for an aggregate of 314,102 common shares, and Series B warrants entitling its holder to purchase 0.25 of a common share for an aggregate of 224,358 common shares (the “July 2018 Registered Offering”). As of December 31, 2019, the exercise price for the Series A Warrants was CHF 7.80 per common share and the exercise price for the Series B Warrants was CHF 3.95 per common share (which exercise price was automatically adjusted due to the May 2019 Registered Offering). Since the July 2018 Registered Offering, certain Series A warrant holders exercised their warrant shares to purchase 145,226 common shares of the Company and certain Series B warrant holders exercised warrant shares to purchase 143,221 common shares. On June 30, 2020, the Series B warrants expired without further warrants being exercised. The net proceeds to the Company from the July 2018 Registered Offering were approximately CHF 6.2 million, after deducting underwriting discounts and other offering expenses payable by us. The Company had transaction costs amounting to CHF 851,692. The transaction costs were recorded as CHF 742,833 in equity for the issuance of common shares and CHF 108,809 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.

On May 2, 2018 the compnay entered into a purchase agreement (the “2018 Commitment Purchase Agreement”) and a registration rights agreement (the “2018 Registration Rights Agreement”) with Lincoln Park Capital LLC (“LPC”). Pursuant to the 2018 Commitment Purchase Agreement, LPC agreed to purchase common shares for up to $10,000,000 over the 30-month term of the 2018 Commitment Purchase Agreement. As of the date of these consolidated financial statements, the Company has issued an aggregate of 89,880 common shares for aggregate proceeds of CHF 286,450 to LPC under the 2018 Commitment Purchase Agreement. The 2018 Commitment Purchase Agreement replaces the 2017 Commitment Purchase Agreement (as defined below), which was terminated as a result of the Merger. Under the 2017 Commitment Purchase Agreement, LPC agreed to subscribe for up to $13,500,000 common shares and prior to its termination, the Company had issued an aggregate of 2,600,000 (pre-merger) common shares for aggregate proceeds of CHF 1.7 million to LPC under the 2017 Commitment Purchase Agreement. The Company had transaction costs amounting to CHF 349,907. The payment of CHF 252,351 was recorded as a derivative financial instrument and classified as a non-current asset and CHF 97,556 to finance expense in the statement of profit or loss and comprehensive loss. During the financial year 2019, the Company had sold 89,880 of its common shares for an aggregate offering price of $ 286,450. The related transaction costs of CHF 2,859 were charged to equity.

On January 30, 2018, the Company completed a public offering of 62,499 common shares and concurrent offering of warrants, each warrant entitling its holder to purchase 0.6 common shares (the “January 2018 Registered Offering”). The net proceeds to the Company from the January 2018 Registered Offering were approximately CHF 4.5 million, after deducting placement agent fees and other estimated offering expenses payable by the Company. As of December 31, 2020, the outstanding warrants issued in the January 2018 Registered Offering were exercisable for up to 37,501 common shares (assuming the Company rounds up fractional common shares to the next whole common share) at an exercise price of $100.00 per common share. As of December 31, 2019 the outstanding warrants were exercisable for up to 37,501 common shares at an exercise price of $100.00 per common share. The Company had transaction costs amounting to CHF 654,985. The transaction costs were recorded as CHF 341,226 in equity for the issuance of the common shares and CHF 313,760 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.

Authorized share capital

On January 24, 2019, our board of directors determined that it would be in our best interest to change our legal seat and jurisdiction of incorporation, respectively, from Switzerland to Bermuda (the “Redomestication”). The Company’s Memorandum of Continuance and the Bye-laws that were adopted at an extraordinary meeting of shareholders held on March 8, 2019 provided for an authorized share capital of 200,000,000 common shares and 20,000,000 preference shares. Following a reverse share split at a ratio of 20-for-1 on May 1, 2019, a decision by the annual general meeting of shareholders on June 4, 2020 to increase the authorized share capital and the reduction of the par value of June 30, 2020, our authorized share capital consists of 25,000,000 common shares, par value CHF 0.01 per share, and 20,000,000 preference shares, par value CHF 0.02 per share.